CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Net loss from discontinued operations	$ (204.1)	$ (308.3)
Items that may be reclassified subsequently to profit or loss:
- Fair value loss on available-for-sale financial assets, net of income tax of nil	0.0	(3.1)
- Reclassification adjustments related to available-for-sale financial assets	4.5	0.0
- Increase in fair value of hedging instruments	68.3	6.3
- Decrease in fair value of hedging instruments	(62.4)	(7.9)
- Reclassification of (gains)/losses recorded in earnings	(0.3)	2.8
- Tax Impact on fair value of hedging instruments	1.3	(1.0)
Other comprehensive income that will be reclassified to profit or loss, net of tax	11.4	(2.9)
Items that will not be reclassified to profit or loss:
Re-measurement of employee benefit plan	1.3	(1.4)
Total other comprehensive income/(loss)	12.7	(4.3)
Total comprehensive loss	(191.4)	(312.6)
Attributable to :
Yamana Gold Inc. equityholders	(182.8)	(312.2)
Non-controlling interests	(8.6)	(0.4)
Total comprehensive loss	$ (191.4)	$ (312.6)